UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.3%
Australia 6.3%
BGP Holdings PLC*	11,394,023	342,283
Dexus Property Group	1,389,889	8,464,221
Goodman Group	377,255	1,931,122
Investa Office Fund	1,605,771	5,153,362
Mirvac Group	5,343,678	7,936,714
Scentre Group	6,963,894	23,691,133
Vicinity Centres	8,883,409	21,749,904
Westfield Corp.	1,523,567	11,655,897
(Cost $66,689,330)		80,924,636
Canada 1.4%
Chartwell Retirement Residences (Units)	1,145,065	12,431,504
First Capital Realty, Inc. (a)	236,043	3,747,609
Smart Real Estate Investment Trust	96,044	2,509,161
(Cost $16,620,926)		18,688,274
Channel Islands 0.0%
Camper & Nicholsons Marina Investments Ltd.* (Cost $1,904,422)	1,550,000	154,419
Finland 0.5%
Citycon Oyj (a) (Cost $7,158,494)	2,536,793	6,412,892
France 3.9%
Gecina SA	79,223	10,892,530
ICADE	34,422	2,628,452
Klepierre	436,369	20,881,892
Unibail-Rodamco SE	57,710	15,878,570
(Cost $43,649,011)		50,281,444
Germany 3.8%
ADO Properties SA 144A*	209,629	7,189,499
Alstria Office REIT-AG *	423,252	6,109,058
Deutsche Wohnen AG (Bearer)	193,733	6,026,045
LEG Immobilien AG*	92,505	8,715,144
Vonovia SE	588,930	21,187,942
(Cost $39,949,492)		49,227,688
Hong Kong 6.4%
Cheung Kong Property Holdings Ltd.	2,658,476	17,100,937
Hang Lung Properties Ltd.	976,125	1,872,348
Henderson Land Development Co., Ltd.	1,255,800	7,711,765
Hongkong Land Holdings Ltd.	1,539,200	9,233,250
Link REIT	2,778,375	16,526,506
Sino Land Co., Ltd.	7,219,378	11,437,242
Sun Hung Kai Properties Ltd.	779,996	9,563,743
Swire Properties Ltd.	1,507,633	4,093,116
Wharf Holdings Ltd.	998,780	5,456,026
(Cost $79,598,465)		82,994,933
Ireland 0.9%
Green REIT PLC	2,946,182	4,710,206
Hibernia REIT PLC (b)	352,000	521,504
Hibernia REIT PLC (b)	4,002,186	5,916,301
(Cost $11,016,866)		11,148,011
Japan 11.8%
Daibiru Corp.	345,900	2,918,288
Frontier Real Estate Investment Corp.	1,677	8,045,805
Global One Real Estate Investment Corp.	1,724	6,862,889
Invesco Office J-Reit, Inc.	3,342	3,137,600
Japan Logistics Fund, Inc.	4,965	10,352,400
Japan Real Estate Investment Corp.	2,440	14,063,210
Japan Retail Fund Investment Corp.	1,241	2,972,362
Mitsubishi Estate Co., Ltd.	1,384,000	25,627,048
Mitsui Fudosan Co., Ltd.	1,194,000	29,695,025
Mori Hills REIT Investment Corp.	5,529	8,180,662
Mori Trust Sogo REIT, Inc.	1,804	3,114,486
Nippon Accommodations Fund, Inc.	1,767	6,799,706
Nippon Building Fund, Inc.	846	5,004,183
NTT Urban Development Corp.	746,900	7,280,741
Tokyo Tatemono Co., Ltd.	720,400	8,950,799
Top REIT, Inc.	1,341	5,296,936
United Urban Investment Corp.	2,643	4,264,591
(Cost $140,596,156)		152,566,731
Netherlands 0.5%
Wereldhave NV (Cost $7,660,746)	123,905	6,932,247
Singapore 1.4%
CapitaLand Commercial Trust Ltd.	4,862,200	5,300,229
CapitaLand Ltd.	2,908,800	6,636,520
CapitaLand Mall Trust	1,301,923	2,019,491
Suntec Real Estate Investment Trust	3,323,000	4,133,673
(Cost $16,577,828)		18,089,913
Sweden 1.0%
Fabege AB	352,442	5,945,896
Hufvudstaden AB "A"	406,181	6,435,644
(Cost $9,382,729)		12,381,540
Switzerland 1.0%
PSP Swiss Property AG (Registered)*	94,840	9,121,948
Swiss Prime Site AG (Registered)*	45,799	4,040,430
(Cost $11,887,091)		13,162,378
United Kingdom 5.7%
Assura PLC	3,830,796	2,917,484
British Land Co. PLC	1,856,995	18,688,823
Great Portland Estates PLC	641,655	6,716,275
Hammerson PLC	1,380,010	11,434,111
Intu Properties PLC (a)	350,888	1,577,762
Land Securities Group PLC	775,089	12,254,650
LondonMetric Property PLC	1,147,849	2,612,489
Safestore Holdings PLC	460,049	2,214,936
Segro PLC	1,473,771	8,687,104
St. Modwen Properties PLC	918,756	3,980,440
UNITE Group PLC	217,524	1,987,242
(Cost $72,569,442)		73,071,316
United States 53.7%
Agree Realty Corp. (REIT)	172,171	6,623,418
American Campus Communities, Inc. (REIT)	181,913	8,566,283
American Homes 4 Rent "A", (REIT)	8,138	129,394
AvalonBay Communities, Inc. (REIT)	66,772	12,700,034
Boston Properties, Inc. (REIT)	227,420	28,900,534
Brixmor Property Group, Inc. (REIT)	274,125	7,023,082
Camden Property Trust (REIT)	123,476	10,383,097
Chesapeake Lodging Trust (REIT)	208,560	5,518,498
CoreSite Realty Corp. (REIT)	51,060	3,574,711
CubeSmart (REIT)	334,682	11,144,911
CyrusOne, Inc. (REIT) (a)	222,864	10,173,742
Duke Realty Corp. (REIT)	825,438	18,605,373
DuPont Fabros Technology, Inc. (REIT)	104,568	4,238,141
Education Realty Trust, Inc. (REIT)	263,982	10,981,651
Equinix, Inc. (REIT) (a)	43,091	14,250,625
Equity Commonwealth (REIT)*	388,837	10,972,980
Equity LifeStyle Properties, Inc. (REIT)	112,876	8,209,471
Equity One, Inc. (REIT)	406,314	11,644,959
Equity Residential (REIT)	858,123	64,384,969
Extra Space Storage, Inc. (REIT)	246,374	23,026,114
Federal Realty Investment Trust (REIT)	89,246	13,926,838
Four Corners Property Trust, Inc. (REIT)	185,189	3,324,143
General Growth Properties, Inc. (REIT)	490,785	14,591,038
Healthcare Trust of America, Inc. "A", (REIT)	420,768	12,378,995
Highwoods Properties, Inc. (REIT)	261,768	12,515,128
Hudson Pacific Properties, Inc. (REIT)	241,103	6,972,699
LaSalle Hotel Properties (REIT)	206,050	5,215,125
Mid-America Apartment Communities, Inc. (REIT)	156,393	15,984,929
National Health Investors, Inc. (REIT)	58,242	3,874,258
National Retail Properties, Inc. (REIT)	385,544	17,812,133
Pebblebrook Hotel Trust (REIT) (a)	250,830	7,291,628
Physicians Realty Trust (REIT)	266,996	4,960,786
Post Properties, Inc. (REIT)	132,978	7,944,106
Prologis, Inc. (REIT)	285,030	12,592,625
Public Storage (REIT)	103,781	28,625,913
Regency Centers Corp. (REIT)	116,530	8,722,270
Retail Properties of America, Inc. "A" (REIT)	699,653	11,089,500
Rexford Industrial Realty, Inc. (REIT) (a)	351,094	6,375,867
Senior Housing Properties Trust (REIT)	556,746	9,960,186
Simon Property Group, Inc. (REIT)	350,013	72,694,200
Spirit Realty Capital, Inc. (REIT) (a)	1,154,074	12,983,332
STORE Capital Corp. (REIT)	476,434	12,330,112
Sunstone Hotel Investors, Inc. (REIT)	893,650	12,511,100
The Macerich Co. (REIT)	271,035	21,476,813
Urban Edge Properties (REIT)	526,462	13,603,778
Ventas, Inc. (REIT)	483,532	30,443,175
Vornado Realty Trust (REIT)	113,217	10,691,081
Washington Real Estate Investment Trust (REIT)	441,224	12,888,153
Weingarten Realty Investors (REIT)	319,634	11,992,667
Welltower, Inc. (REIT)	92,554	6,417,694
(Cost $591,428,311)		693,242,259
Total Common Stocks (Cost $1,116,689,309)		1,269,278,681
Securities Lending Collateral 1.6%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $20,938,407)	20,938,407	20,938,407
Cash Equivalents 1.4%
Central Cash Management Fund, 0.37% (c) (Cost $18,672,496)	18,672,496	18,672,496
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,156,300,212) †	101.3	1,308,889,584
Other Assets and Liabilities, Net	(1.3)	(17,363,855)
Net Assets	100.0	1,291,525,729

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,204,430,131. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $104,459,453. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $167,191,655 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,732,202.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $20,366,820, which is 1.6% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At March 31, 2016 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	392,373,022	30.9%
Apartments	186,922,010	14.7%
Office	163,853,082	12.9%
Shopping Centers	158,198,549	12.5%
Regional Malls	108,762,051	8.6%
Health Care	86,708,225	6.8%
Storage	65,011,874	5.1%
Industrial	39,494,634	3.1%
Specialty Services	37,418,883	3.0%
Hotels	30,536,351	2.4%
Total	1,269,278,681	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$80,582,353	$342,283	$80,924,636
Canada	18,688,274	—	—	18,688,274
Channel Islands	—	154,419	—	154,419
Finland	—	6,412,892	—	6,412,892
France	—	50,281,444	—	50,281,444
Germany	—	49,227,688	—	49,227,688
Hong Kong	—	82,994,933	—	82,994,933
Ireland	—	11,148,011	—	11,148,011
Japan	—	152,566,731	—	152,566,731
Netherlands	—	6,932,247	—	6,932,247
Singapore	—	18,089,913	—	18,089,913
Sweden	—	12,381,540	—	12,381,540
Switzerland	—	13,162,378	—	13,162,378
United Kingdom	—	73,071,316	—	73,071,316
United States	693,242,259	—	—	693,242,259
Short-Term Investments (e)	39,610,903	—	—	39,610,903
Total	$751,541,436	$557,005,865	$342,283	$1,308,889,584

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016